                           ALPINE DYNAMIC BALANCE FUND
                         A SERIES OF ALPINE SERIES TRUST


                          SUPPLEMENT DATED MAY 7, 2002
                       TO PROSPECTUS DATED MARCH 25, 2002
                       ----------------------------------


The Fund's toll free number has been changed to 1-888-785-5578.

To redeem shares by telephone you may call between the hours of 8:00 a.m. and 7:00 p.m. (Central time). Please note that a $15 charge is deducted from redemption proceeds if the proceeds are wired. The charge was previously $5. Additionally, if your purchase transaction is canceled because your purchase check does not clear, you will be responsible for any loss the Fund or the Adviser incurs and you will be subject to a returned check fee of $25.



    Please retain this Supplement with your Prospectus for future reference.

                           ALPINE DYNAMIC BALANCE FUND
                         A SERIES OF ALPINE SERIES TRUST


                  SUPPLEMENT DATED MAY 7, 2002 TO STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 25, 2002
                   -------------------------------------------


     The Fund's toll free number has been changed to 1-888-785-5578.


         Please retain this Supplement with your Statement of Additional
                       Information for future reference.